Organization and Operation (Details)	12 Months Ended
Dec. 31, 2011 SquareFoot
Realty Income Corporation [Member]
Property Ownership Disclosure [Abstract]
Properties owned	2,634
Number of U.S. states where properties are owned	49
Leasable square feet (in square feet)	27,300,000
Crest Net Lease, Inc. - wholly owned taxable REIT subsidiary [Member]
Property Ownership Disclosure [Abstract]
Properties owned	3